RISK MANAGEMENT - Offset of financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ 18,720,381	$ 16,743,524
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	18,720,381	16,743,524
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(20,927,405)	(17,188,037)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(408,732)	(1,271,035)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	(2,615,756)	(1,715,548)
Derivatives
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	1,033,592	2,371,927
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	1,033,592	2,371,927
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(208,181)	(313,095)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(71,745)	(245,344)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	753,666	1,813,488
Repurchase agreements
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	17,686,789	14,371,597
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	17,686,789	14,371,597
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(20,719,224)	(16,874,942)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(336,987)	(1,025,691)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ (3,369,422)	$ (3,529,036)